As filed with the Securities and Exchange Commission on October 24, 2000

                                                Securities Act File No. 33-56094
                                        Investment Company Act File No. 811-7428
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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         [X]
                           Pre-Effective Amendment No.                       [ ]
                         Post-Effective Amendment No. 79                     [X]

                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     [X]
                                Amendment No. 81                             [X]
                        (Check appropriate box or boxes)

                              PILGRIM MUTUAL FUNDS
                 (Exact Name of Registrant Specified in Charter)

                          7337 E. Doubletree Ranch Road
                              Scottsdale, AZ 85258
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 992-0180

        James M. Hennessy, Esq.                              With copies to:
     ING Pilgrim Investments, Inc.                       Jeffrey S. Puretz, Esq.
     7337 E. Doubletree Ranch Road                               Dechert
          Scottsdale, AZ 85258                            1775 Eye Street, N.W.
(Name and Address of Agent for Service)                   Washington, DC 20006

                                   ----------

 It is proposed that this filing will become effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] on November 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                              PILGRIM MUTUAL FUNDS

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement consists of the following papers and documents:

*    Cover Sheet
*    Contents of Registration Statement
*    Explanatory Note
*    Signature Page


                                EXPLANATORY NOTES

     This Post-Effective Amendment No. 79 to the Registration Statement on Form N-1A for Pilgrim Mutual Funds incorporates by reference the Registrant's Prospectuses (Part A), Statement of Additional Information (Part B) and Other Information contained in Post-Effective Amendment No. 78 which was filed with the Securities and Exchange Commission on August 25, 2000. This Post-Effective Amendment is filed to extend the effective date of Post-Effective Amendment No. 78 to November 1, 2000.

     The Registrant's updated Prospectuses, Statement of Additional Information and Other Information dated November 1, 2000, which will include all required current financial statements, will be filed pursuant to Rule 485(b), on or before November 1, 2000.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all the requirements of effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 79 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 24th day of October, 2000.

                                      PILGRIM MUTUAL FUNDS


                                      By: /s/ James M. Hennessy
                                          --------------------------------------
                                          James M. Hennessy
                                          Executive Vice President & Secretary


     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     SIGNATURE                        TITLE                          DATE
     ---------                        -----                          ----


                               Trustee and Chairman             October 24, 2000
--------------------------
John G. Turner*


                               Trustee and President            October 24, 2000
--------------------------     (Chief Executive Officer)
Robert W. Stallings*


                               Senior Vice President and        October 24, 2000
--------------------------     Principal Financial Officer
Michael J. Roland*             (Principal Financial Officer)


                               Trustee                          October 24, 2000
--------------------------
Robert B. Goode, Jr.*

                               Trustee                          October 24, 2000
--------------------------
Al Burton*

                               Trustee                          October 24, 2000
--------------------------
Jock Patton*

                               Trustee                          October 24, 2000
--------------------------
John R. Smith*

     SIGNATURE                        TITLE                          DATE
     ---------                        -----                          ----


                               Trustee                          October 24, 2000
--------------------------
David W.C. Putnam*

                               Trustee                          October 24, 2000
--------------------------
Walter H. May*

                               Trustee                          October 24, 2000
--------------------------
Paul S. Doherty

                               Trustee                          October 24, 2000
--------------------------
Alan L. Gosule*


                               Trustee                          October 24, 2000
--------------------------
David W. Wallace


*By: /s/James M. Hennessy
     -------------------------------------
     James M. Hennessy, Attorney-in-fact**


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**   Powers of Attorney  for the Trustees  were filed as part of  Post-Effective
     No. 68 to the Registrant's Form N-1A Registration Statement as filed on May 24, 1999 and Post-Effective Amendment No. 74 to the N-1A Registrant's Registration Statement as filed on November 5, 1999, and are incorporated by reference.